As filed with the Securities and Exchange Commission on February 23, 3017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

 (Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
Common Stocks: 82.3%
Aerospace & Defense: 3.3%
88,890	Boeing Co.	$13,838,395

Banks: 2.2%
107,410	JPMorgan Chase & Co.	9,268,409

Beverages: 2.5%
100,375	Diageo Plc - ADR	10,432,978

Chemicals: 2.0%
270,335	CF Industries Holdings, Inc.	8,510,146

Containers & Packaging: 9.1%
282,980	Berry Plastics Group, Inc. [1]	13,789,615
242,005	Crown Holdings, Inc. [1]	12,722,203
914,295	Graphic Packaging Holding Co.	11,410,402
		37,922,220
Energy Equipment & Services: 5.2%
222,625	Halliburton Co.	12,041,786
114,120	Schlumberger Ltd.	9,580,374
		21,622,160
Equity Real Estate Investment Trusts - REITS: 2.1%
39,470	Public Storage	8,821,545

Food & Staples Retailing: 1.5%
230,330	US Foods Holding Corp. [1]	6,329,468

Health Care Equipment & Supplies: 2.3%
58,765	Teleflex, Inc.	9,469,980

Industrial Conglomerates: 2.6%
339,580	General Electric Co.	10,730,728

Insurance: 8.4%
14,665	Alleghany Corp. [1]	8,918,080
94,535	Chubb Ltd.	12,489,964
386,235	Progressive Corp.	13,711,342
		35,119,386
Internet Software & Services: 4.9%
26,782	Alphabet, Inc. - Class C [1]	20,670,883

IT Services: 2.9%
85,730	FleetCor Technologies, Inc. [1]	12,132,510

Machinery: 2.3%
174,305	Pentair Plc	9,773,281

Media: 8.0%
75,085	Charter Communications, Inc. - Class A [1]	21,618,473
304,765	Cinemark Holdings, Inc.	11,690,786
		33,309,259
Oil, Gas & Consumable Fuels: 2.6%
157,010	Anadarko Petroleum Corp.	10,948,307

Pharmaceuticals: 10.2%
123,530	Bayer AG - ADR	12,881,708
292,205	GlaxoSmithKline Plc - ADR	11,252,815
72,890	Johnson & Johnson	8,397,657
138,770	Novartis AG - ADR	10,108,007
		42,640,187
Road & Rail: 2.0%
81,450	Union Pacific Corp.	8,444,736

Semiconductors & Semiconductor Equipment: 4.9%
386,580	Intel Corp.	14,021,256
80,910	KLA-Tencor Corp.	6,365,999
		20,387,255
Trading Companies & Distributors: 3.3%
404,901	Air Lease Corp.	13,900,251

Total Common Stocks
(Cost $239,206,421)		344,272,084

Convertible Preferred Stocks: 2.4%
Pharmaceuticals: 2.4%
13,102	Allergan Plc, 5.500%	9,989,751

Total Convertible Preferred Stocks
(Cost $9,218,808)		9,989,751

Partnerships & Trusts: 6.8%
Hotels, Restaurants & Leisure: 1.6%
105,761	Cedar Fair L.P.	6,789,856

Oil, Gas & Consumable Fuels: 5.2%
491,115	Enterprise Products Partners L.P.	13,279,750
112,695	Magellan Midstream Partners L.P.	8,523,123
		21,802,873
Total Partnerships & Trusts
(Cost $9,234,856)		28,592,729

Short-Term Investments: 7.3%
30,593,491	Federated U.S. Treasury Cash Reserves - Class I, 0.294% [2]	30,593,491

Total Short-Term Investments
(Cost $30,593,491)		30,593,491

Total Investments in Securities: 98.8%
(Cost $288,253,576)	413,448,055
Other Assets in Excess of Liabilities: 1.2%	5,063,043
Total Net Assets: 100.0%	$418,511,098

ADR	American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$288,253,576
Gross unrealized appreciation	128,493,830
Gross unrealized depreciation	(3,299,351)
Net unrealized appreciation	$125,194,479

+Because tax adjustments are calculated annually at the end of the Osterweis Fund’s (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$344,272,084	$–	$–	$344,272,084
Convertible Preferred Stocks	9,989,751	–	–	9,989,751
Partnerships & Trusts^	28,592,729	–	–	28,592,729
Short-Term Investments	30,593,491	–	–	30,593,491
Total Investments in Securities	$413,448,055	$–	$–	$413,448,055

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
Common Stocks: 0.0%^
Metals & Mining: 0.0%^
2,247,119	A.M. Castle & Co. [1,2]	$566,274

Total Common Stocks
(Cost $6,564,957)		566,274

Convertible Preferred Stocks: 1.1%
Machinery: 1.1%
390,000	Blue Bird Corp., 7.625% [3,4]	55,411,200

Total Convertible Preferred Stocks
(Cost $39,000,000)		55,411,200

Principal Amount
Bonds: 78.3%
Corporate Bonds: 75.1%
Aerospace & Defense: 3.7%
	ADS Tactical, Inc.
$75,399,000	11.000%, 04/01/2018 [3]	76,718,482
68,500,000	9.000%, 12/31/2022 [3,4,5]	68,157,500
	Kratos Defense & Security Solutions, Inc.
44,682,000	7.000%, 05/15/2019	43,453,245
		188,329,227
Air Freight & Logistics: 0.6%
	XPO Logistics, Inc.
25,000,000	6.500%, 06/15/2022 [3]	26,343,750
2,500,000	6.125%, 09/01/2023 [3]	2,621,875
		28,965,625
Airlines: 0.3%
	Allegiant Travel Co.
14,500,000	5.500%, 07/15/2019	15,007,500

Banks: 0.2%
	CIT Group, Inc.
8,635,000	5.000%, 05/15/2017	8,742,937

Beverages: 1.5%
	Beverages & More, Inc.
60,975,000	10.000%, 11/15/2018 [3]	58,307,344
	Cott Beverages, Inc.
16,500,000	6.750%, 01/01/2020	17,129,062
		75,436,406
Building Products: 1.4%
	Cleaver-Brooks, Inc.
49,800,000	8.750%, 12/15/2019 [3]	52,103,250
17,775,000	9.750%, 12/31/2019 [3,4]	17,689,200
		69,792,450
Capital Markets: 1.4%
	Oppenheimer Holdings, Inc.
71,198,000	8.750%, 04/15/2018	71,909,980

Chemicals: 1.9%
	CF Industries, Inc.
22,392,000	6.875%, 05/01/2018	23,626,695
31,491,000	7.125%, 05/01/2020	34,482,645
	Consolidated Energy Finance SA
27,250,000	6.750%, 10/15/2019 [3]	27,386,250
	HIG BBC Intermediate Holdings LLC
10,381,081	10.500% Cash or 11.250% PIK, 09/15/2018 [3]	9,913,932
		95,409,522
Commercial Services & Supplies: 7.5%
	Conduent Finance, Inc. / Xerox Business Services LLC
44,500,000	10.500%, 12/15/2024 [3]	47,726,250
	Donnelley Financial Solutions, Inc.
31,000,000	8.250%, 10/15/2024 [3]	31,620,000
	GFL Environmental, Inc.
67,625,000	7.875%, 04/01/2020 [3]	71,259,844
49,500,000	9.875%, 02/01/2021 [3]	54,697,500
	LSC Communications, Inc.
39,750,000	8.750%, 10/15/2023 [3]	40,048,125
	R.R. Donnelley & Sons Co.
18,383,000	8.875%, 04/15/2021	19,265,384
12,428,000	7.000%, 02/15/2022	12,552,280
20,200,000	6.500%, 11/15/2023	19,770,750
	Transfield Services Ltd.
79,275,000	8.375%, 05/15/2020 [3]	84,229,687
		381,169,820
Computers & Peripherals: 0.4%
	Western Digital Corp.
19,000,000	10.500%, 04/01/2024 [3]	22,515,000

Construction & Engineering: 2.3%
	Michael Baker Holdings LLC
24,672,508	8.875% Cash or 9.625% PIK, 04/15/2019 [3]	22,575,345
	Michael Baker International LLC
35,765,000	8.250%, 10/15/2018 [3]	35,407,350
	Tutor Perini Corp.
54,369,000	7.625%, 11/01/2018	54,402,980
5,760,000	2.875%, 06/15/2021 [3]	6,591,600
		118,977,275
Construction Materials: 2.0%
	Associated Asphalt Partners LLC
52,900,000	8.500%, 02/15/2018 [3]	53,429,000
	Rain CII Carbon LLC
45,343,000	8.000%, 12/01/2018 [3]	45,343,000
		98,772,000
Consumer Finance: 2.7%
	Ally Financial, Inc.
4,740,000	2.750%, 01/30/2017	4,741,777
39,000,000	3.250%, 11/05/2018	39,146,250
37,702,000	8.000%, 12/31/2018	41,236,563
	Enova International, Inc.
52,250,000	9.750%, 06/01/2021	52,380,625
		137,505,215
Containers & Packaging: 1.0%
	Ardagh Packaging Finance Plc
51,700,000	6.250%, 01/31/2019 [3]	52,734,000

Diversified Consumer Services: 2.1%
	Regis Corp.
105,625,000	5.500%, 12/02/2019 [3]	106,170,976

Diversified Financial Services: 3.2%
	Icahn Enterprises L.P.
118,885,000	3.500%, 03/15/2017	119,182,213
	Intrepid Aviation Group Holdings LLC
15,750,000	8.250%, 07/15/2017 [3]	15,513,750
31,500,000	6.875%, 02/15/2019 [3]	28,350,000
		163,045,963
Diversified Telecommunication Services: 0.5%
	West Corp.
23,867,000	5.375%, 07/15/2022 [3]	23,150,990

Electrical Equipment: 1.0%
	Power Solutions International, Inc.
53,000,000	6.500%, 05/01/2018 [3,4,5]	52,860,398

Electronic Equipment, Instruments & Components: 0.9%
	KEMET Corp.
43,862,000	10.500%, 05/01/2018	43,834,586

Energy Equipment & Services: 0.1%
	ION Geophysical Corp.
7,400,000	9.125%, 12/15/2021	4,736,000

Food & Staples Retailing: 9.0%
	BI-LO LLC
112,712,000	8.625% Cash or 9.375% PIK, 09/15/2018 [3]	71,572,120
	KeHE Distributors LLC
51,773,000	7.625%, 08/15/2021 [3]	51,643,567
	Rite Aid Corp.
195,112,000	9.250%, 03/15/2020	202,672,590
	Tesco Plc
37,200,000	2.700%, 01/05/2017 [3]	37,213,690
	Tops Holding II Corp.
69,703,000	8.750%, 06/15/2018	62,558,443
	Tops Holding / Tops Markets II
32,402,000	8.000%, 06/15/2022 [3]	28,027,730
		453,688,140
Food Products: 3.7%
	Hearthside Group Holdings LLC
63,140,000	6.500%, 05/01/2022 [3]	63,061,075
	Shearer's Foods LLC
72,838,000	9.000%, 11/01/2019 [3]	76,206,758
	Simmons Foods, Inc.
49,000,000	7.875%, 10/01/2021 [3]	50,592,500
		189,860,333
Health Care Equipment & Supplies: 0.9%
	Alere, Inc.
45,610,000	7.250%, 07/01/2018	46,208,631

Health Care Providers & Services: 2.2%
	AMN Healthcare, Inc.
6,000,000	5.125%, 10/01/2024 [3]	6,000,000
	CHS / Community Health Systems, Inc.
123,462,000	8.000%, 11/15/2019	103,090,770
		109,090,770

Hotels, Restaurants & Leisure: 2.0%
	Carrols Restaurant Group, Inc.
31,085,000	8.000%, 05/01/2022	33,649,513
	Ruby Tuesday, Inc.
71,510,000	7.625%, 05/15/2020	68,292,050
		101,941,563
Household Durables: 1.4%
	Century Intermediate Holding Co.
69,567,000	9.750% Cash or 10.500% PIK, 02/15/2019 [3]	69,132,206

IT Services: 1.5%
	Alliance Data Systems Corp.
8,200,000	5.250%, 12/01/2017 [3]	8,343,500
53,842,000	6.375%, 04/01/2020 [3]	54,851,538
	Unisys Corp.
11,859,000	6.250%, 08/15/2017	12,022,061
		75,217,099
Leisure Products: 1.1%
	Smith & Wesson Holding Corp.
55,000,000	5.000%, 07/15/2018 [3]	54,725,000

Machinery: 2.1%
	Navistar International Corp.
61,525,000	8.250%, 11/01/2021	62,447,875
	Waterjet Holdings, Inc.
44,430,000	7.625%, 02/01/2020 [3]	45,651,825
		108,099,700
Media: 1.0%
	MDC Partners, Inc.
17,670,000	6.500%, 05/01/2024 [3]	15,991,350
	NAI Entertainment Holdings
35,648,000	5.000%, 08/01/2018 [3]	36,307,488
		52,298,838
Metals & Mining: 2.6%
	A.M. Castle & Co.
55,081,118	12.750%, 12/15/2018 2, [3]	36,353,538
	Coeur Mining, Inc.
21,470,000	7.875%, 02/01/2021	22,382,475
	Hecla Mining Co.
37,700,000	6.875%, 05/01/2021	38,736,750
	Real Alloy Holding, Inc.
35,970,000	10.000%, 01/15/2019 [3]	36,419,625
		133,892,388
Oil, Gas & Consumable Fuels: 4.1%
	Calumet Specialty Products Partners L.P.
2,640,000	6.500%, 04/15/2021	2,250,600
12,014,000	7.625%, 01/15/2022	10,241,935
35,962,000	7.750%, 04/15/2023	30,028,270
	Genesis Energy L.P. / Genesis Energy Finance Corp.
28,500,000	6.750%, 08/01/2022	29,754,000
	Global Partners / GLP Finance Corp.
50,726,000	6.250%, 07/15/2022	48,855,225
	NGL Energy Partners L.P.
2,735,000	5.125%, 07/15/2019	2,728,163
21,515,000	6.875%, 10/15/2021	22,106,662
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
38,200,000	5.000%, 01/15/2018	38,964,000
	Vanguard Natural Resources LLC
38,616,000	7.875%, 04/01/2020	22,397,280
		207,326,135

Paper & Forest Products: 0.9%
	Resolute Forest Products, Inc.
50,346,000	5.875%, 05/15/2023	45,563,130

Personal Products: 0.6%
	NBTY, Inc.
31,616,000	7.625%, 05/15/2021 [3]	32,801,600

Pharmaceuticals: 0.5%
	Mallinckrodt International Finance SA
9,865,000	3.500%, 04/15/2018	9,901,994
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
15,031,000	4.875%, 04/15/2020 [3]	15,162,521
		25,064,515
Road & Rail: 1.7%
	HERC Rentals, Inc.
79,000,000	7.500%, 06/01/2022 [3]	83,641,250

Semiconductors & Semiconductor Equipment: 0.2%
	Global A&T Electronics Ltd.
9,000,000	10.000%, 02/01/2019 [3]	6,907,500
1,250,000	10.000%, 02/01/2019 [3]	825,000
		7,732,500
Specialty Retail: 1.1%
	Caleres, Inc.
46,816,000	6.250%, 08/15/2023	49,390,880
	Sonic Automotive, Inc.
7,736,000	7.000%, 07/15/2022	8,142,140
		57,533,020
Thrifts & Mortgage Finance: 1.1%
	Nationstar Mortgage Holdings, Inc.
51,059,000	9.625%, 05/01/2019	53,611,950

Tobacco: 0.8%
	Alliance One International, Inc.
46,750,000	9.875%, 07/15/2021	40,263,437

Trading Companies & Distributors: 1.0%
	International Lease Finance Corp.
39,412,000	8.750%, 03/15/2017	39,973,779
8,652,000	8.875%, 09/01/2017	9,052,155
		49,025,934
Wireless Telecommunication Services: 0.9%
	T-Mobile USA, Inc.
43,864,000	6.464%, 04/28/2019	44,686,450

Total Corporate Bonds
(Cost $3,889,228,845)		3,800,470,459

Convertible Bonds: 2.8%
Electronic Equipment, Instruments & Components: 0.1%
	InvenSense, Inc.
4,000,000	1.750%, 11/01/2018	3,995,000

Internet Software & Services: 0.3%
	Web.com Group, Inc.
13,790,000	1.000%, 08/15/2018	13,333,206

IT Services: 1.1%
	Unisys Corp.
33,000,000	5.500%, 03/01/2021 [3]	57,131,250

Machinery: 1.3%
	Chart Industries, Inc.
23,949,000	2.000%, 08/01/2018	23,529,893
	Navistar International Corp.
42,210,000	4.500%, 10/15/2018	41,814,281
		65,344,174
Total Convertible Bonds
(Cost $113,494,535)		139,803,630

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 06/30/2023 (Cost $21,807,000, Acquisition Date 06/10/2016, 09/19/2016) [4,5,6]	21,807,000

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		21,807,000

Total Bonds
(Cost $4,024,530,380)		3,962,081,089

Shares
Short-Term Investments: 19.0%
482,116,127	Federated U.S. Treasury Cash Reserves - Class I, 0.294% [7]	482,116,127
482,120,671	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.347% [7]	482,120,671
		964,236,798
Total Short-Term Investments
(Cost $964,236,798)		964,236,798

Total Investments in Securities: 98.4%
(Cost $5,034,332,135)		4,982,295,361
Other Assets in Excess of Liabilities: 1.6%		82,214,867
Total Net Assets: 100.0%		$5,064,510,228

PIK	Payment-in-kind - represents the security may pay interest in additional par.
^	Does not round to 0.1%.
[1]	Non-income producing security.
[2]	Affiliated company as defined by the Investment Company Act of 1940.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total market value of these securities was $2,127,438,229 or 42.0% of net assets as of December 31, 2016.

[4]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
[5]	All or a portion of this security is considered illiquid. As of December 31, 2016, the total market value of illiquid securities was $142,824,898 or 2.8% of net assets.
[6]	Security considered restricted. The total market value of the security as of December 31, 2016 was $21,807,000 or 0.4% of net assets.
[7]	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$5,034,332,135
Gross unrealized appreciation	111,193,299
Gross unrealized depreciation	(163,230,073)
Net unrealized depreciation	$(52,036,774)

+Because tax adjustments are calculated annually at the end of the Osterweis Strategic Income Fund’s (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$566,274	$–	$–	$566,274
Convertible Preferred Stocks*	–	–	55,411,200	55,411,200
Corporate Bonds^*	–	3,661,763,361	138,707,098	3,800,470,459
Convertible Bonds^	–	139,803,630	–	139,803,630
Private Mortgage Backed Obligations*	–	–	21,807,000	21,807,000
Short-Term Investments	964,236,798	–	–	964,236,798
Total Investments in Securities	$964,803,072	$3,801,566,991	$215,925,298	$4,982,295,361

^ See Schedule of Investments for industry breakouts.
*See Schedule of Investments for disclosure of Level 3 securities.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.

The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of March 31, 2016	$106,740,748
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	19,220,050
Purchases	89,965,357
Sales/Paydowns	(857)
Transfer in and/or out of Level 3	-
Balance as of December 31, 2016	$215,925,298

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2016	$19,220,050

Type of Security	Fair Value at 12/31/2016	Valuation Techniques	Unobservable Input	Range
Convertible Preferred Stocks	$55,411,200	Convertible Valuation Model	Yield Advantage	1.15%

Corporate Bonds	$138,707,098	Comparable Securities	Adjustment to Yield	38bps-300bps

Private Mortgage Backed Obligations	$21,807,000	Issue Price	Market Data	$100

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.  Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques.  The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
Common Stocks: 46.8%
Aerospace & Defense: 1.5%
19,740	Boeing Co.	$3,073,123

Banks: 1.2%
27,050	JPMorgan Chase & Co.	2,334,144

Beverages: 1.3%
24,305	Diageo Plc - ADR	2,526,262

Chemicals: 1.2%
78,590	CF Industries Holdings, Inc.	2,474,013

Containers & Packaging: 4.8%
56,160	Berry Plastics Group, Inc. [1]	2,736,676
75,305	Crown Holdings, Inc. [1]	3,958,784
241,985	Graphic Packaging Holding Co.	3,019,973
		9,715,433
Energy Equipment & Services: 2.4%
45,345	Halliburton Co.	2,452,711
29,750	Schlumberger Ltd.	2,497,513
		4,950,224
Equity Real Estate Investment Trusts - REITS: 2.9%
182,145	Four Corners Property Trust, Inc.	3,737,615
9,945	Public Storage	2,222,708
		5,960,323
Food & Staples Retailing: 0.7%
50,945	US Foods Holding Corp. [1]	1,399,969

Health Care Equipment & Supplies: 1.1%
14,025	Teleflex, Inc.	2,260,129

Industrial Conglomerates: 2.0%
127,385	General Electric Co.	4,025,366

Insurance: 4.9%
3,991	Alleghany Corp. [1]	2,427,007
28,200	Chubb Ltd.	3,725,784
105,895	Progressive Corp.	3,759,272
		9,912,063
Internet Software & Services: 3.1%
425	Alphabet, Inc. - Class A [1]	336,791
7,706	Alphabet, Inc. - Class C [1]	5,947,645
		6,284,436
IT Services: 1.4%
20,590	FleetCor Technologies, Inc. [1]	2,913,897

Machinery: 1.5%
54,785	Pentair Plc	3,071,795

Media: 3.4%
15,536	Charter Communications, Inc. - Class A [1]	4,473,125
65,284	Cinemark Holdings, Inc.	2,504,294
		6,977,419

Oil, Gas & Consumable Fuels: 1.4%
39,710	Anadarko Petroleum Corp.	2,768,978

Pharmaceuticals: 6.1%
31,320	Bayer AG - ADR	3,266,049
106,400	GlaxoSmithKline Plc - ADR	4,097,464
21,380	Johnson & Johnson	2,463,190
35,015	Novartis AG - ADR	2,550,493
		12,377,196
Road & Rail: 1.2%
24,060	Union Pacific Corp.	2,494,541

Semiconductors & Semiconductor Equipment: 2.9%
112,715	Intel Corp.	4,088,173
22,010	KLA-Tencor Corp.	1,731,747
		5,819,920
Trading Companies & Distributors: 1.8%
108,645	Air Lease Corp.	3,729,783

Total Common Stocks
(Cost $75,128,985)		95,069,014

Convertible Preferred Stocks: 2.1%
Machinery: 0.7%
10,000	Blue Bird Corp., 7.625% [2,3]	1,420,800

Pharmaceuticals: 1.4%
3,633	Allergan Plc, 5.500%	2,770,017

Total Convertible Preferred Stocks
(Cost $3,556,246)		4,190,817

Partnerships & Trusts: 5.8%
Hotels, Restaurants & Leisure: 1.7%
55,070	Cedar Fair L.P.	3,535,494

Oil, Gas & Consumable Fuels: 4.1%
149,650	Enterprise Products Partners L.P.	4,046,536
56,595	Magellan Midstream Partners L.P.	4,280,280
		8,326,816
Total Partnerships & Trusts
(Cost $8,178,196)		11,862,310

Principal Amount
Bonds: 42.4%
Corporate Bonds: 40.1%
Aerospace & Defense: 1.8%
	ADS Tactical, Inc.
$2,000,000	11.000%, 04/01/2018 [2]	2,035,000
1,500,000	9.000%, 12/31/2022 [2,3,4]	1,492,500
	Kratos Defense & Security Solutions, Inc.
200,000	7.000%, 05/15/2019	194,500
		3,722,000
Air Freight & Logistics: 0.3%
	XPO Logistics, Inc.
500,000	6.125%, 09/01/2023 [2]	524,375

Airlines: 0.2%
	Allegiant Travel Co.
500,000	5.500%, 07/15/2019	517,500

Beverages: 0.5%
	Beverages & More, Inc.
500,000	10.000%, 11/15/2018 [2]	478,125
	Cott Beverages, Inc.
500,000	6.750%, 01/01/2020	519,062
		997,187
Building Products: 0.3%
	Cleaver-Brooks, Inc.
475,000	8.750%, 12/15/2019 [2]	496,969
225,000	9.750%, 12/31/2019 [2,3]	223,914
		720,883
Capital Markets: 1.2%
	Oppenheimer Holdings, Inc.
2,500,000	8.750%, 04/15/2018	2,525,000

Chemicals: 0.7%
	CF Industries, Inc.
500,000	6.875%, 05/01/2018	527,570
750,000	7.125%, 05/01/2020	821,250
		1,348,820
Commercial Services & Supplies: 4.3%
	Conduent Finance, Inc. / Xerox Business Services LLC
500,000	10.500%, 12/15/2024 [2]	536,250
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024 [2]	1,020,000
	GFL Environmental, Inc.
2,000,000	7.875%, 04/01/2020 [2]	2,107,500
500,000	9.875%, 02/01/2021 [2]	552,500
	LSC Communications, Inc.
1,000,000	8.750%, 10/15/2023 [2]	1,007,500
	R.R. Donnelley & Sons Co.
250,000	8.875%, 04/15/2021	262,000
676,000	7.000%, 02/15/2022	682,760
	Transfield Services Ltd.
2,500,000	8.375%, 05/15/2020 [2]	2,656,250
		8,824,760
Computers & Peripherals: 0.6%
	Western Digital Corp.
1,000,000	10.500%, 04/01/2024 [2]	1,185,000

Construction & Engineering: 1.3%
	Michael Baker Holdings LLC
500,000	8.875% Cash or 9.625% PIK, 04/15/2019 [2]	457,500
	Michael Baker International LLC
500,000	8.250%, 10/15/2018 [2]	495,000
	Tutor Perini Corp.
1,500,000	7.625%, 11/01/2018	1,500,937
250,000	2.875%, 06/15/2021 [2]	286,094
		2,739,531
Construction Materials: 1.5%
	Associated Asphalt Partners LLC
2,000,000	8.500%, 02/15/2018 [2]	2,020,000
	Rain CII Carbon LLC
1,000,000	8.000%, 12/01/2018 [2]	1,000,000
		3,020,000

Consumer Finance: 0.8%
	Ally Financial, Inc.
1,000,000	8.000%, 12/31/2018	1,093,750
	Enova International, Inc.
500,000	9.750%, 06/01/2021	501,250
		1,595,000
Containers & Packaging: 0.5%
	Ardagh Packaging Finance Plc
1,000,000	6.250%, 01/31/2019 [2]	1,020,000

Diversified Consumer Services: 1.0%
	Regis Corp.
2,000,000	5.500%, 12/02/2019 [2]	2,010,338

Diversified Financial Services: 0.2%
	Intrepid Aviation Group Holdings LLC
250,000	8.250%, 07/15/2017 [2]	246,250
200,000	6.875%, 02/15/2019 [2]	180,000
		426,250
Diversified Telecommunication Services: 0.5%
	West Corp.
1,000,000	5.375%, 07/15/2022 [2]	970,000

Electrical Equipment: 1.0%
	Power Solutions International, Inc.
2,000,000	6.500%, 05/01/2018 [2,3,4]	1,994,732

Electronic Equipment, Instruments & Components: 1.0%
	KEMET Corp.
2,000,000	10.500%, 05/01/2018	1,998,750

Food & Staples Retailing: 3.6%
	BI-LO LLC
700,000	8.625% Cash or 9.375% PIK, 09/15/2018 [2]	444,500
	KeHE Distributors LLC
2,000,000	7.625%, 08/15/2021 [2]	1,995,000
	Rite Aid Corp.
2,500,000	9.250%, 03/15/2020	2,596,875
	Tops Holding II Corp.
2,595,000	8.750%, 06/15/2018	2,329,013
		7,365,388
Food Products: 2.0%
	Hearthside Group Holdings LLC
985,000	6.500%, 05/01/2022 [2]	983,769
	Shearer's Foods LLC
1,500,000	9.000%, 11/01/2019 [2]	1,569,375
	Simmons Foods, Inc.
1,500,000	7.875%, 10/01/2021 [2]	1,548,750
		4,101,894
Health Care Equipment & Supplies: 0.5%
	Alere, Inc.
1,000,000	7.250%, 07/01/2018	1,013,125

Health Care Providers & Services: 1.1%
	AMN Healthcare, Inc.
1,000,000	5.125%, 10/01/2024 [2]	1,000,000
	CHS / Community Health Systems, Inc.
1,500,000	8.000%, 11/15/2019	1,252,500
		2,252,500

Hotels, Restaurants & Leisure: 1.6%
	Carrols Restaurant Group, Inc.
1,250,000	8.000%, 05/01/2022	1,353,125
	Ruby Tuesday, Inc.
2,000,000	7.625%, 05/15/2020	1,910,000
		3,263,125
Household Durables: 1.2%
	Century Intermediate Holding Co.
2,500,000	9.750% Cash or 10.500% PIK, 02/15/2019 [2]	2,484,375

IT Services: 0.5%
	Alliance Data Systems Corp.
1,000,000	6.375%, 04/01/2020 [2]	1,018,750

Leisure Products: 0.5%
	Smith & Wesson Holding Corp.
1,000,000	5.000%, 07/15/2018 [2]	995,000

Machinery: 1.3%
	Navistar International Corp.
1,000,000	8.250%, 11/01/2021	1,015,000
	Waterjet Holdings, Inc.
1,500,000	7.625%, 02/01/2020 [2]	1,541,250
		2,556,250
Media: 1.2%
	MDC Partners, Inc.
1,500,000	6.500%, 05/01/2024 [2]	1,357,500
	NAI Entertainment Holdings
1,000,000	5.000%, 08/01/2018 [2]	1,018,500
		2,376,000
Metals & Mining: 1.1%
	Coeur Mining, Inc.
108,000	7.875%, 02/01/2021	112,590
	Hecla Mining Co.
1,000,000	6.875%, 05/01/2021	1,027,500
	Real Alloy Holding, Inc.
1,000,000	10.000%, 01/15/2019 [2]	1,012,500
		2,152,590
Oil, Gas & Consumable Fuels: 3.1%
	Calumet Specialty Products Partners L.P.
100,000	6.500%, 04/15/2021	85,250
1,400,000	7.625%, 01/15/2022	1,193,500
	Genesis Energy L.P. / Genesis Energy Finance Corp.
1,000,000	6.750%, 08/01/2022	1,044,000
	Global Partners / GLP Finance Corp.
1,500,000	6.250%, 07/15/2022	1,444,680
	NGL Energy Partners L.P.
250,000	5.125%, 07/15/2019	249,375
500,000	6.875%, 10/15/2021	513,750
	Vanguard Natural Resources LLC
3,000,000	7.875%, 04/01/2020	1,740,000
		6,270,555
Paper & Forest Products: 0.7%
	Resolute Forest Products, Inc.
1,500,000	5.875%, 05/15/2023	1,357,500

Personal Products: 0.2%
	NBTY, Inc.
500,000	7.625%, 05/15/2021 [2]	518,750

Pharmaceuticals: 0.5%
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC
1,000,000	4.875%, 04/15/2020 [2]	1,008,750

Road & Rail: 0.5%
	HERC Rentals, Inc.
1,000,000	7.500%, 06/01/2022 [2]	1,058,750

Semiconductors & Semiconductor Equipment: 0.1%
	Global A&T Electronics Ltd.
250,000	10.000%, 02/01/2019 [2]	165,000

Specialty Retail: 1.2%
	Caleres, Inc.
1,750,000	6.250%, 08/15/2023	1,846,250
	Sonic Automotive, Inc.
500,000	7.000%, 07/15/2022	526,250
		2,372,500
Thrifts & Mortgage Finance: 1.0%
	Nationstar Mortgage Holdings, Inc.
2,000,000	9.625%, 05/01/2019	2,100,000

Tobacco: 0.5%
	Alliance One International, Inc.
1,250,000	9.875%, 07/15/2021	1,076,562

Total Corporate Bonds
(Cost $81,581,607)		81,647,490

Convertible Bonds: 2.0%
Electronic Equipment, Instruments & Components: 0.2%
	InvenSense, Inc.
473,000	1.750%, 11/01/2018	472,409

Internet Software & Services: 0.4%
	Web.com Group, Inc.
750,000	1.000%, 08/15/2018	725,156

IT Services: 1.3%
	Unisys Corp.
1,560,000	5.500%, 03/01/2021 [2]	2,700,750

Machinery: 0.1%
	Navistar International Corp.
150,000	4.500%, 10/15/2018	148,594

Total Convertible Bonds
(Cost $2,853,627)		4,046,909

Private Mortgage Backed Obligations: 0.3%
Diversified Financial Services: 0.3%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 06/30/2023 (Cost $642,000, Acquisition Date 06/10/2016, 09/19/2016) [3,4,5]	642,000

Total Private Mortgage Backed Obligations
(Cost $642,000)		642,000

Total Bonds
(Cost $85,077,234)		86,336,399

Short-Term Investments: 2.2%
4,470,613	Federated U.S. Treasury Cash Reserves - Class I, 0.294% [6]	4,470,613

Total Short-Term Investments
(Cost $4,470,613)		4,470,613

Total Investments in Securities: 99.3%
(Cost $176,411,274)		201,929,153
Other Assets in Excess of Liabilities: 0.7%		1,424,325
Total Net Assets: 100.0%		$203,353,478

ADR	American Depositary Receipt
PIK	Payment-in-kind - represents the security may pay interest in additional par.
[1]	Non-income producing security.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  The total markte value of these securities wasa $48,837,866, or 24.0% of net assets as of December 31, 2016.

[3]	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
[4]	All or a portion of this security is considered illiquid. As of December 31, 2016, the total market value of illiquid securities was $4,129,232 or 2.0% of net assets.
[5]	Security considered restricted. The total value of the security as of December 31, 2016 was $642,000 or 0.3% of net assets.
[6]	Annualized seven-day yield as of December 31, 2016.
Affiliated company as defined by the Investment Company Act of 1940.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$176,411,274
Gross unrealized appreciation	29,134,058
Gross unrealized depreciation	(3,616,179)
Net unrealized appreciation	$25,517,879

+Because tax adjustments are calculated annually at the end of the Osterweis Strategic Investment Fund’s (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$95,069,014	$–	$–	$95,069,014
Convertible Preferred Stocks*	2,770,017	–	1,420,800	4,190,817
Partnerships & Trusts^	11,862,310	–	–	11,862,310
Corporate Bonds^*	–	77,936,344	3,711,146	81,647,490
Convertible Bonds^	–	4,046,909	–	4,046,909
Private Mortgage Backed Obligations*	–	–	642,000	642,000
Short-Term Investments	4,470,613	–	–	4,470,613
Total Investments in Securities	$114,171,954	$81,983,253	$5,773,946	$201,929,153

^ See Schedule of Investments for industry breakouts.
*See Schedule of Investments for disclosure of Level 3 securities.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.
The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of March 31, 2016	$3,128,176
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	511,270
Purchases	2,134,643
Sales/Paydowns	(143)
Transfer in and/or out of Level 3	-
Balance as of December 31, 2016	$5,773,946

Change in unrealized appreciation/depreciation for Level 3 investments held at December 31, 2016	$511,270

Type of Security	Fair Value at 12/31/2016	Valuation Techniques	Unobservable Input	Range
Convertible Preferred Stocks	$1,420,800	Convertible Valuation Model	Yield Advantage	1.15%

Corporate Bonds	$3,711,146	Comparable Securities	Adjustment to Yield	38bps-300bps

Private Mortgage Backed Obligations	$642,000	Issue Price	Market Data	$100

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

Issuer	Share/Par Balance March 31, 2016	Acquisitions	Dispositions	Share/Par Balance December 31, 2016	Realized Gain (Loss)	Interest Income	Dividend Income	Value December 31, 2016	Cost
A.M. Castle & Co. *	500,000	167,695	667,695	-	$(391,406)	$4,548	$-	$-	$493,257

* This security was considered an affiliate during the period, but is no longer an held at December 31, 2016.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
Common Stocks: 84.7%
Aerospace & Defense: 1.8%
1,300	Boeing Co.	$202,384

Banks: 2.6%
3,490	JPMorgan Chase & Co.	301,152

Beverages: 3.0%
3,350	Diageo Plc - ADR	348,199

Chemicals: 2.8%
10,100	CF Industries Holdings, Inc.	317,948

Containers & Packaging: 10.3%
9,340	Berry Plastics Group, Inc. [1]	455,138
7,230	Crown Holdings, Inc. [1]	380,081
27,485	Graphic Packaging Holding Co.	343,013
		1,178,232
Energy Equipment & Services: 5.6%
8,715	Halliburton Co.	471,394
1,960	Schlumberger Ltd.	164,542
		635,936
Equity Real Estate Investment Trusts - REITS: 2.6%
1,320	Public Storage	295,020

Food & Staples Retailing: 2.1%
8,545	US Foods Holding Corp. [1]	234,817

Health Care Equipment & Supplies: 2.0%
1,420	Teleflex, Inc.	228,833

Industrial Conglomerates: 3.8%
13,720	General Electric Co.	433,552

Insurance: 7.7%
300	Alleghany Corp. [1]	182,436
2,645	Chubb Ltd.	349,458
9,980	Progressive Corp.	354,290
		886,184
Internet Software & Services: 5.4%
796	Alphabet, Inc. - Class C [1]	614,369

IT Services: 2.2%
1,810	FleetCor Technologies, Inc. [1]	256,151

Machinery: 2.9%
5,915	Pentair Plc	331,654

Media: 7.9%
2,024	Charter Communications, Inc. - Class A [1]	582,750
8,487	Cinemark Holdings, Inc.	325,561
		908,311
Oil, Gas & Consumable Fuels: 2.5%
4,020	Anadarko Petroleum Corp.	280,315

Pharmaceuticals: 10.4%
3,470	Bayer AG - ADR	361,852
9,695	GlaxoSmithKline Plc - ADR	373,354
1,950	Johnson & Johnson	224,659
3,190	Novartis AG - ADR	232,360
		1,192,225
Road & Rail: 2.0%
2,195	Union Pacific Corp.	227,578

Semiconductors & Semiconductor Equipment: 4.0%
9,350	Intel Corp.	339,125
1,555	KLA-Tencor Corp.	122,347
		461,472
Trading Companies & Distributors: 3.1%
10,340	Air Lease Corp.	354,972

Total Common Stocks
(Cost $7,456,663)		9,689,304

Convertible Preferred Stocks: 3.1%
Pharmaceuticals: 3.1%
470	Allergan Plc, 5.500%	358,356

Total Convertible Preferred Stocks
(Cost $332,144)		358,356

Partnerships & Trusts: 8.5%
Hotels, Restaurants & Leisure: 2.2%
3,855	Cedar Fair L.P.	247,491

Oil, Gas & Consumable Fuels: 6.3%
13,125	Enterprise Products Partners L.P.	354,900
4,805	Magellan Midstream Partners L.P.	363,402
		718,302
Total Partnerships & Trusts
(Cost $638,057)		965,793

Short-Term Investments: 3.8%
437,732	Federated U.S. Treasury Cash Reserves - Class I, 0.294% [2]	437,732

Total Short-Term Investments
(Cost $437,732)		437,732

Total Investments in Securities: 100.1%
(Cost $8,864,596)	11,451,185
Liabilities in Excess of Other Assets: (0.1)%	(7,823)
Total Net Assets: 100.0%	$11,443,362

ADR	American Depositary Receipt
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$8,864,596
Gross unrealized appreciation	2,676,470
Gross unrealized depreciation	(89,881)
Net unrealized appreciation	$2,586,589

+Because tax adjustments are calculated annually at the end of the Osterweis Institutional Equity Fund’s (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$9,689,304	$–	$–	$9,689,304
Convertible Preferred Stocks	358,356	–	–	358,356
Partnerships & Trusts^	965,793	–	–	965,793
Short-Term Investments	437,732	–	–	437,732
Total Investments in Securities	$11,451,185	$–	$–	$11,451,185

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

OSTERWEIS EMERGING OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2016 (Unaudited)

Shares		Value
Common Stocks: 85.5%
Biotechnology: 3.7%
14,139	Ligand Pharmaceuticals, Inc. [1]	$1,436,664

Building Products: 2.3%
13,745	Trex Co, Inc. [1]	885,178

Communications Equipment: 2.1%
21,670	Lumentum Holdings, Inc. [1]	837,546

Consumer Finance: 4.3%
43,363	PRA Group, Inc. [1]	1,695,493

Diversified Telecommunication Services: 5.5%
23,298	Cogent Communications Holdings, Inc.	963,372
35,878	Zayo Group Holdings, Inc. [1]	1,178,951
		2,142,323
Health Care Equipment & Supplies: 13.3%
10,441	ABIOMED, Inc. [1]	1,176,492
18,875	Glaukos Corp. [1]	647,413
17,743	Inogen, Inc. [1]	1,191,797
11,149	Nevro Corp. [1]	810,086
31,674	Zeltiq Aesthetics, Inc. [1]	1,378,453
		5,204,241
Hotels, Restaurants & Leisure: 2.9%
20,074	Dave & Buster's Entertainment, Inc. [1]	1,130,166

Household Durables: 2.0%
7,666	Cavco Industries, Inc. [1]	765,450

Internet Software & Services: 19.1%
19,185	2U, Inc. [1]	578,428
74,212	GTT Communications, Inc. [1]	2,133,595
53,040	Q2 Holdings, Inc. [1]	1,530,204
53,720	Yelp, Inc. [1]	2,048,343
32,051	Zillow Group, Inc. [1]	1,168,259
		7,458,829
IT Services: 3.6%
101,973	Square, Inc. [1]	1,389,892

Machinery: 4.3%
13,187	Middleby Corp. [1]	1,698,617

Semiconductors & Semiconductor Equipment: 9.2%
5,159	Ambarella, Inc. [1]	279,257
56,922	Inphi Corp. [1]	2,539,859
9,656	Monolithic Power Systems, Inc.	791,116
		3,610,232

Software: 5.9%
16,438	CyberArk Software Ltd. [1]	747,929
13,863	Proofpoint, Inc. [1]	979,421
28,159	RingCentral, Inc. [1]	580,075
		2,307,425
Thrifts & Mortgage Finance: 7.3%
67,762	BofI Holding, Inc. [1]	1,934,605
9,227	LendingTree, Inc. [1]	935,157
		2,869,762
Total Common Stocks
(Cost $32,810,595)		33,431,818

Short-Term Investments: 15.2%
5,941,537	Federated U.S. Treasury Cash Reserves - Class I, 0.294% [2]	5,941,537

Total Short-Term Investments
(Cost $5,941,537)		5,941,537

Total Investments in Securities: 100.7%
(Cost $38,752,132)		39,373,355
Liabilities in Excess of Other Assets: (0.7)%		(266,333)
Total Net Assets: 100.0%		$39,107,022

[1]	Non-income producing security.
[2]	Annualized seven-day yield as of December 31, 2016.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$38,752,132
Gross unrealized appreciation	1,250,917
Gross unrealized depreciation	(629,694)
Net unrealized appreciation	$621,223

+ Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as Osterweis Emerging Opportunity Fund (the "Fund") has not yet had a fiscal year end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$33,431,818	$–	$–	$33,431,818
Short-Term Investments	5,941,537	–	–	5,941,537
Total Investments in Securities	$39,373,355	$–	$–	$39,373,355

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  February 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated
.

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date  February 20, 2017

By (Signature and Title)*  /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date  February 21, 2017

* Print the name and title of each signing officer under his or her signature.